Short-Term Investments (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of short term investment [Abstract]
Schedule of short term investment

	Cost basis	Unrealized Gains	Balance	Balance
	RMB	RMB	RMB	USD
Equity investment:
As of December 31, 2019	506,307,000	41,581,818	547,888,818	80,695,301
As of December 31, 2020	495,750,000	3,190,793,199	3,686,543,199	564,987,463